Grupo Santander - Acquisition of Amherst Pierpoint, a U.S. fixed-income broker dealer (Details) € in Millions, $ in Millions	Jul. 15, 2021 USD ($)	Jul. 15, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			€ 711
Amherst Pierpoint Securities | Group Santander Holdings USA
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 600	€ 530